NexPoint Capital, Inc.

Maximum Offering of 150,000,000 Shares of Common Stock

Supplement No. 15 dated November 2, 2016

to

Prospectus dated May 1, 2016

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of NexPoint Capital, Inc. dated May 1, 2016 (the “Prospectus”), Supplement No. 1, dated May 25, 2016, Supplement No. 2, dated June 1, 2016, Supplement No. 3, dated June 8, 2016, Supplement No. 4, dated June 15, 2016, Supplement No. 5, dated June 22, 2016, Supplement No. 7, dated July 8, 2016, Supplement No. 8, dated July 13, 2016, Supplement No. 9, dated July 20, 2016, Supplement No. 10, dated July 27, 2016, Supplement No. 11, dated August 24, 2016, Supplement No. 12, dated August 31, 2016, Supplement No 13, dated September 7, 2016 and Supplement No. 14, dated September 23, 2016. The Prospectus has been filed with the Securities and Exchange Commission, and is available at www.sec.gov or by calling us toll-free at (877) 665-1287. Unless otherwise defined in this supplement, capitalized terms used in this supplement shall have the same meanings as set forth in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 35 of the Prospectus before you decide to invest in shares of our common stock.

Decrease in Public Offering Price

On November 2, 2016, we decreased our public offering price from $10.51 per share to $10.40 per share. This decrease in the public offering price is effective as of our November 2, 2016 closing and first applied to subscriptions received from October 26, 2016 through November 1, 2016. In accordance with our previously disclosed share pricing policy, our net asset value per share is not above, nor more than 2.5% below, our net offering price per share as of October 31, 2016.

Prospectus Summary

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—NexPoint Capital” by adding the following section immediately after the eighth paragraph thereof:

We may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Company can make. We may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Company, and to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), to hedge various investments for risk management and speculative purposes.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Use of Proceeds” by replacing the first sentence thereof with the following:

We intend to use substantially all of the proceeds from this offering, net of expenses, to make investments in private or, to the extent allowable, in public U.S. companies in accordance with our investment objective and using the strategies described in this prospectus. A portion of the proceeds may be used to make investments in derivatives such as warrants, swaps (including equity, variance and volatility swaps), options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards), interest rates, commodities and/or currencies to hedge various investments for risk management and speculative purposes.

Certain Questions and Answers About this Offering

This supplement supplements and amends the section of the Prospectus entitled “Certain Questions and Answers About this Offering—What will you do with the money raised in this offering?” on page 34 of the Prospectus by adding the following language following the first sentence thereto:

A portion of the proceeds raised in this offering will also be used to make investments in warrants and derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments we can make. A portion of the proceeds may also be used to make investments in derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to hedge various investments for risk management and speculative purposes.

The Company

This supplement supplements and amends the section of the Prospectus entitled “The Company—Investment Strategy” by adding the following section immediately after the third paragraph thereof:

We may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Company can make. We may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Company, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Risk Factors

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors – Risks Relating to our Business and Structure – We have elected to be treated as a RIC. If we fail to qualify for treatment as a RIC, we will, among other things, be subject to corporate-level income tax” beginning on page 38 of the Prospectus by replacing the fourth sentence thereof with the following:

Our ability to pursue our investment strategy, including a strategy focused on investments in CLOs, certain debt instruments, certain derivative instruments and the generation of fee income, may be limited or adversely affected by our intention to qualify as a RIC and our strategy may bear adversely on our ability to so qualify.

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors – Risks Related to our Investments” beginning on page 54 of the Prospectus by adding the following risk factors to such section:

Derivative Transactions. We may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Company can make. We may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Company, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes (collectively, “Derivative Transactions”). We may use any or all types of Derivative Transactions which we are authorized to use at any time; no particular strategy will dictate the use of one type of Derivative Transaction rather than another, as use of any authorized Derivative Transaction will be a function of numerous variables, including market conditions. Derivative Transactions involve certain risks and special considerations. Risks of Derivative Transactions include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Derivative Transactions depends on the Adviser’s ability to predict pertinent market movements. Because many derivatives are “leveraged,” and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may not only result in the loss of the entire investment, but may also expose the Company to the possibility of a loss exceeding the original amount invested. Thus, the use of Derivative Transactions may result in losses greater than if they had not been used, may require the Company to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Company can realize on an investment or may cause the Company to hold a security that it might otherwise sell. The use of foreign currency transactions can result in the Company incurring losses as a result of the imposition of exchange controls, the suspension of settlements or the inability of the Company to deliver or receive a specified currency. Additionally, amounts paid by the Company as premiums and cash or other assets held in margin accounts with respect to Derivative Transactions are not otherwise available to the Company for investment purposes.

If a put or call option purchased by the Company is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Company will lose its entire investment in the option.

Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Company might be unable to exercise an option it had purchased. If the Company were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

In addition, the SEC recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict the Company’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that the Company would be unable to implement its investment strategy.

The Company’s Derivative Transactions are generally subject to numerous special and complex tax rules. Because the tax rules applicable to such transactions may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether the Company has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid Company-level U.S. federal income or excise taxes. The Company’s investments in derivative instruments may be limited by the Company’s intention to qualify for treatment as a RIC and could adversely affect the Company’s ability to so qualify.

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors – Risks Related to our Investments: Certain tax consequences of our investments” beginning on page 60 of the Prospectus by adding the following after the last paragraph thereof:

Our derivative transactions, as well as any of our other hedging, short sale or similar transactions, may be subject to one or more special tax rules (including, for instance, notional principal contract, mark-to-market, constructive sale, straddle, wash sale and short-sale rules). These rules may affect whether gains and losses we recognize are treated as ordinary or capital and/or as short-term or long-term, accelerate our recognition of income or gains, defer losses, and cause adjustments in the holding periods of our securities. The rules could therefore affect the amount, timing and/or character of our distributions to shareholders.

Because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether we have made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain our qualification as a RIC and avoid a corporate-level tax.

To qualify for the special tax treatment accorded RICs and their shareholders, we must meet certain source-of-income, asset diversification and annual distribution requirements. Our ability to pursue our investment strategy may be limited or adversely affected by our intention to qualify as a RIC and our strategy may bear adversely on our ability to so qualify.

Use of Proceeds

This supplement supplements and amends the section of the Prospectus entitled “Use of Proceeds” on page 70 of the Prospectus by replacing the first sentence of the second paragraph thereof with the following:

We intend to use substantially all of the proceeds from this offering, net of expenses, to make investments in private or, to the extent allowable, in public U.S. companies in accordance with our investment objective and using the strategies described in this prospectus. A portion of the proceeds may be used to make investments in derivatives such as warrants, swaps (including equity, variance and volatility swaps), options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards), interest rates, commodities and/or currencies to hedge various investments for risk management and speculative purposes.

Death and Disability Repurchases

This supplement supplements and amends the section of the Prospectus entitled “Share Repurchase Program—Death and Disability Repurchases” on page 160 of the Prospectus by replacing the first paragraph thereof with the following:

We will repurchase shares from a stockholder in the event of the stockholder’s death or Qualifying Disability, as defined below, upon such shares being presented to us for repurchase. The repurchase price for repurchases in connection with a stockholder’s death or Qualifying Disability will be the NAV as determined for the next weekly pricing period commencing after the receipt by the Transfer Agent of a repurchase request in proper form.

NEX-SUPP15-1116